Long-term loan and long-term deposit received	12 Months Ended
Mar. 31, 2021
Notes To Financial Statements Abstract
Long-term loan and long-term deposit received
20	Long-term loan and long-term deposit received

In November 2017, the Company signed an agreement with a property developer in Shenzhen -- Fangda to cooperate in reconstructing and redeveloping the Shenzhen factory. Fangda is a wholly owned subsidiary of Fangda Group Co., Ltd. (“Fangda Group”), which is listed on the Shenzhen Stock Exchange. During the year ended March 31, 2018, the Company received approximately $3,199,000 from Fangda as a deposit according to the agreement. The Company will return this deposit in full (without interest) to Fangda when the redeveloped property is completed and the Company’s share of the redeveloped property is transferred to the Company, which is expected to take place in March 2023. The Company has treated this deposit as a long-term loan and discounted it up to March 2023. This liability is presented as a long-term loan of approximately $2,773,000 (2020: $2,438,000) and long-term deposit received of approximately $701,000 (2020: $647,000) in our consolidated balance sheet as of 2021.